Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	SPECIFICITY, INC.
Entity Central Index Key	0001840102
Entity Tax Identification Number	85-4017786
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8429 Lorraine Rd.
Entity Address, Address Line Two	Suite 377
Entity Address, City or Town	Lakewood Ranch
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34202
City Area Code	813
Local Phone Number	364-4744
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false